Trade payables - Summary of Trade Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables
License fee payables for capitalized sports data rights - non-current	€ 264,529	€ 316,576
Other trade payables - non-current	5,388	3,852
Trade payables non-current	269,917	320,428
License fee payables for capitalized sports data rights - current	148,638	124,789
Other trade payables and accrued expenses - current	56,356	25,223
Trade payables current	204,994	150,012
Total	€ 474,911	€ 470,440